RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 02, 2021
Related Party Transaction [Line Items]
Proceeds from Related Party Debt				$ 2,175,000	$ 0
Revenues	$ 20,974,000		$ 26,947,000	66,522,000	$ 55,221,000
Inventory, net									$ 2,408,000
Nogin Inc [Member]
Related Party Transaction [Line Items]
Revenues						$ 101,348,000	$ 45,517,000	$ 40,954,000
Promissory Note Warrants [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt		$ 200,000
Proceeds from (Repayments of) Related Party Debt		3,100,000
Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt		$ 2,000,000
Mod Cloth [Member]
Related Party Transaction [Line Items]
Revenues				4,400,000
Accounts receivables from related parties	7,700,000			7,700,000		5,300,000
Mod Cloth [Member] | Nogin Inc [Member]
Related Party Transaction [Line Items]
Revenues						8,100,000
Accounts receivables from related parties						$ 5,300,000
IPCO Holdings LLC [Member]
Related Party Transaction [Line Items]
Revenues				4,900,000
Inventory, net	600,000			600,000
IPCO Holdings LLC [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Promissory note – related party	200,000			200,000
PIPE Related Parties [Member]
Related Party Transaction [Line Items]
Convertible Debt	1,500,000			1,500,000
PIPE Related Parties [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Long-Term Debt				1,500,000
PIPE Related Parties [Member] | Promissory Note Warrants [Member]
Related Party Transaction [Line Items]
Convertible Debt	32,142			32,142
PIPE Related Parties [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Long-Term Debt, Fair Value	$ 1,700,000			$ 1,700,000